Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal				$ (151,597)
State and local			387	10,004
Total Current			387	(141,593)
Deferred
Federal
State and local
Total Deferred
Total Provision (Benefit)	$ 1,100	$ 2,500	$ 387	$ (141,593)